Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 14, 2013
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Central Index Key	dei_EntityCentralIndexKey	0001420040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 14, 2013
Prospectus Date	rr_ProspectusDate	Feb 22, 2013

Dunham Focused Large Cap Growth Fund
497 1 f497.htm 497

DUNHAM FUNDS

Dunham Focused Large Cap Growth Fund

Class A (DAFGX)

Class C (DCFGX)

Class N (DNFGX)

Supplement dated May 14, 2013 to the Prospectus dated February 22, 2013 (the "Prospectus")

This Supplement updates and supersedes any contrary information contained in the Prospectus

Reference is made to the section entitled "Principal Investment Strategies" located on page 55 of the Prospectus and page 2 of the Fund's Summary Prospectus. The fifth sentence in this section is deleted and replaced with the following:

The Fund is considered a focused fund as it generally limits the number of holdings in the portfolio to 35 stocks.

Reference is made to the section entitled "PRINCIPAL INVESTMENT STRATEGIES", sub-heading "Dunham Focused Large Cap Growth Fund" located on page 97 of the Prospectus. The fifth sentence in the first paragraph in this section is deleted and replaced with the following:

The Fund is considered a focused fund as it generally limits the number of holdings in the portfolio to 35 stocks.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated February 22, 2013, or as subsequently amended, which provide information that you should know about the Dunham Focused Large Cap Growth Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated May 14, 2013

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb 22, 2013
Dunham Focused Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement for Principal Investment Strategies	cik0001420040_SupplementForPrincipalInvestmentStrategiesTextBlock
497 1 f497.htm 497

DUNHAM FUNDS

Dunham Focused Large Cap Growth Fund

Class A (DAFGX)

Class C (DCFGX)

Class N (DNFGX)

Supplement dated May 14, 2013 to the Prospectus dated February 22, 2013 (the "Prospectus")

This Supplement updates and supersedes any contrary information contained in the Prospectus

Reference is made to the section entitled "Principal Investment Strategies" located on page 55 of the Prospectus and page 2 of the Fund's Summary Prospectus. The fifth sentence in this section is deleted and replaced with the following:

The Fund is considered a focused fund as it generally limits the number of holdings in the portfolio to 35 stocks.

Reference is made to the section entitled "PRINCIPAL INVESTMENT STRATEGIES", sub-heading "Dunham Focused Large Cap Growth Fund" located on page 97 of the Prospectus. The fifth sentence in the first paragraph in this section is deleted and replaced with the following:

The Fund is considered a focused fund as it generally limits the number of holdings in the portfolio to 35 stocks.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated February 22, 2013, or as subsequently amended, which provide information that you should know about the Dunham Focused Large Cap Growth Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated May 14, 2013

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 22, 2013